Note 3 - Acquisitions (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	1 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013 CFO GB [Member] CFO East Win [Member]	Jul. 31, 2013 Contingent Consideration [Member] CFO MF [Member]	Sep. 30, 2013 CFO Tahoe [Member]	Dec. 31, 2013 CFO Tahoe [Member]	Sep. 30, 2013 Henghui (Tianjin) Precious Metals Investment Co., Ltd [Member]	Jul. 31, 2013 CFO GB [Member]	Jul. 31, 2013 CFO Netinfo [Member]	Dec. 31, 2013 CFO Netinfo [Member]	Jun. 30, 2012 CFO East Win [Member]	Jul. 31, 2013 CFO East Win [Member]
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 2,848,507						$ 6,506,181			$ 4,044,980	$ 808,996		$ 2,848,507
Business Acquisition, Percentage of Voting Interests Acquired								60.00%				100.00%		70.00%	30.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										55.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual									5,988,280				286,500	860,549
Business Acquisition, Pro Forma Net Income (Loss)				(9,978,159)	(15,202,149)				(1,864,234)				(355,322)	(1,411,495)
Business Acquisition Percentage Of Voting Interests Transferred						10.00%	5.00%				30.00%
Payments to Acquire Intangible Assets			2,063,361	578,624	2,063,361
Business Combination, Consideration Transferred	$ 21,525,608					$ 586,954